LONG-TERM DEBT (Details) - USD ($)	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Dec. 01, 2019
IfrsStatementLineItems [Line Items]
Balance at end	$ 40,059
Advances		40,059
Acquired on acquisition of IndieFlix	156,625
Payments	(42,775)
Interest expense and accretion	4,356
Balance at end	158,265	40,059
Current portion
Long-term portion	158,265	33,124
Third Party [Member]
IfrsStatementLineItems [Line Items]
Balance at end	40,059
Advances		40,059
Acquired on acquisition of IndieFlix
Payments	(42,775)
Interest expense and accretion	2,716
Balance at end		40,059
Current portion
Long-term portion
S B A Loan [Member]
IfrsStatementLineItems [Line Items]
Balance at end
Advances
Acquired on acquisition of IndieFlix	156,625
Payments
Interest expense and accretion	1,640
Balance at end	158,265
Current portion
Long-term portion	$ 158,265